Medalist Partners MBS Total Return Fund
Schedule of Investments
February 28, 2026 (Unaudited)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 53.4%	Par	Value
A&D Mortgage LLC, Series 2026-NQM2, Class M1, 0.00%, 03/25/2071 (a)(b)	$1,000,000	$999,993
Adamas Trust, Inc., Series 2025-CP1, Class M1, 3.75%, 11/25/2069 (a)(b)	2,250,000	2,114,678
AFC Home Equity Loan Trust, Series 1997-3, Class 1A4, 7.47%, 09/27/2027 (c)	3,417	3,404
AMSR Trust, Series 2021-SFR3, Class H, 4.90%, 10/17/2038 (a)	2,500,000	2,506,480
Asset Backed Securities Corp. Home Equity, Series 1999-LB1, Class A1F, 7.11%, 06/21/2029	55,838	55,905
Banc of America Funding Corp., Series 2006-D, Class 5A2, 5.19%, 05/20/2036 (b)	4,639	4,022
BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.91%, 02/25/2064 (a)	1,335,000	1,372,624
CHNGE Mortgage Trust, Series 2022-1, Class A1, 4.01%, 01/25/2067 (a)(b)	1,794,314	1,759,001
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB4, Class WA, 6.60%, 12/25/2034 (b)	1,510	1,512
Colony American Finance Ltd.
Series 2019-1, Class D, 4.82%, 03/15/2052 (a)	329,340	327,057
Series 2019-1, Class E, 5.57%, 03/15/2052 (a)(b)	242,500	244,773
COLT Funding LLC
Series 2021-3, Class B2, 4.12%, 09/27/2066 (a)(b)	1,578,000	1,293,421
Series 2021-4, Class B2, 4.14%, 10/25/2066 (a)(b)	2,625,000	2,055,643
Series 2021-6, Class B1, 4.15%, 12/25/2066 (a)(b)	1,713,000	1,584,983
Series 2022-1, Class B1, 3.96%, 12/27/2066 (a)(b)	3,000,000	2,817,451
Conseco Finance Home Loan Trust, Series 2000-E, Class B1, 10.26%, 08/15/2031 (b)	22,909	4,052
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 5.71%, 09/25/2034 (b)	118,829	112,116
Series 2006-4CB, Class 2A3, 5.50%, 04/25/2036	3,151	2,254
Series 2006-OA3, Class 1A1, 4.19% (1 mo. Term SOFR + 0.51%), 05/25/2036	5,610	4,988
Series 2006-OA9, Class 1A1, 4.18% (1 mo. Term SOFR + 0.51%), 07/20/2046	19,302	16,115
Credit Suisse Mortgage Capital Certificates
Series 2020-AFC1, Class B1, 3.45%, 02/25/2050 (a)(b)	4,228,000	3,799,664
Series 2020-AFC1, Class B2, 4.42%, 02/25/2050 (a)(b)	5,459,650	5,194,517
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/2065 (a)(b)	3,200,000	2,994,878
Series 2021-4, Class B2, 4.42%, 11/25/2066 (a)(b)	4,000,000	3,133,216
Eagle Re Ltd., Series 2023-1, Class M1A, 5.67% (30 day avg SOFR US + 2.00%), 09/26/2033 (a)	95,230	95,494
Ellington Financial Mortgage Trust, Series 2024-RM2, Class A1A, 5.00%, 07/25/2054 (a)	973,578	975,947
Fannie Mae Connecticut Avenue Securities
Series 2020-SBT1, Class 1B1, 10.53% (30 day avg SOFR US + 6.86%), 02/25/2040 (a)	2,000,000	2,093,917
Series 2023-R07, Class 2M2, 6.92% (30 day avg SOFR US + 3.25%), 09/25/2043 (a)	3,500,000	3,624,907
Series 2024-R01, Class 1B1, 6.37% (30 day avg SOFR US + 2.70%), 01/25/2044 (a)	1,000,000	1,033,548
Series 2024-R01, Class 1B2, 7.67% (30 day avg SOFR US + 4.00%), 01/25/2044 (a)	1,000,000	1,058,851
Series 2024-R03, Class 2B1, 6.47% (30 day avg SOFR US + 2.80%), 03/25/2044 (a)	1,500,000	1,549,219
Federal Home Loan Mortgage Corp., Series 2017-SC01, Class M2, 3.66%, 12/25/2046 (a)(b)	595,000	561,175
FIGRE Trust 2023-HE1
Series 2024-HE4, Class B, 5.25%, 09/25/2054 (a)(b)	699,367	706,465
Series 2025-HE3, Class C, 5.91%, 05/25/2055 (a)(b)	1,043,143	1,057,989
Series 2025-HE6, Class D, 6.04%, 09/25/2055 (a)(b)	2,000,000	2,035,504
Series 2025-HE6, Class E, 6.62%, 09/25/2055 (a)(b)	1,330,000	1,344,685
Series 2025-HE8, Class D, 6.30%, 11/25/2055 (a)(b)	1,500,000	1,546,132
Series 2026-HE1, Class E, 6.76%, 01/25/2056 (a)(b)	2,250,000	2,292,275
Flagstar Mortgage Trust
Series 2018-1, Class B5, 3.92%, 03/25/2048 (a)(b)	1,463,000	1,110,988
Series 2019-1INV, Class B2A, 4.50%, 10/25/2049 (a)(b)	2,987,388	2,893,377
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 2.90%, 11/25/2057 (b)	3,111,730	1,251,791
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2019-FTR3, Class B2, 8.61% (30 day avg SOFR US + 4.91%), 09/25/2047 (a)	2,533,500	2,798,046
Series 2020-HQA1, Class B2, 8.88% (30 day avg SOFR US + 5.21%), 01/25/2050 (a)	2,300,000	2,562,849
FRTKL, Series 2021-SFR1, Class G, 4.11%, 09/17/2038 (a)	2,811,000	2,779,047
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 4.41% (1 mo. Term SOFR + 0.73%), 10/25/2045	8,025,537	7,574,727
GSAA Trust, Series 2006-5, Class 2A1, 3.93% (1 mo. Term SOFR + 0.25%), 03/25/2036	23,342	7,477
HOMES Trust, Series 2025-AFC4, Class B1, 6.89%, 11/25/2060 (a)(b)	3,000,000	3,091,563
HTAP Trust, Series 2025-1, Class B, 8.00%, 11/25/2042 (a)	1,200,000	1,206,850
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/2055 (a)(b)	1,602,000	1,514,652
JP Morgan Mortgage Trust
Series 2019-5, Class B5, 4.44%, 11/25/2049 (a)(b)	1,232,439	1,099,410
Series 2019-5, Class B6, 4.21%, 11/25/2049 (a)(b)	3,723,590	2,616,213
Series 2020-2, Class B6Z, 6.84%, 07/25/2050 (a)(b)	3,864,437	3,102,273
Series 2021-3, Class A3X, 0.50%, 07/25/2051 (a)(b)(d)	51,513,849	1,600,687
Series 2022-INV1, Class B4, 3.29%, 03/25/2052 (a)(b)	3,180,997	2,728,139
Series 2023-2, Class B2, 5.58%, 07/25/2053 (a)(b)	3,033,167	3,007,356
Series 2026-VIS1, Class M1, 0.00%, 06/25/2066 (a)(b)	1,000,000	999,993
JPMorgan Chase Bank NA
Series 2021-CL1, Class M4, 6.42% (30 day avg SOFR US + 2.75%), 03/25/2051 (a)	792,091	801,786
Series 2021-CL1, Class M5, 7.52% (30 day avg SOFR US + 3.85%), 03/25/2051 (a)	539,133	544,550
Mill City Mortgage Trust, Series 2019-1, Class B1, 3.50%, 10/25/2069 (a)(b)	2,245,863	2,042,919
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/2056 (a)(b)	2,326,000	1,949,693
Point Securitization Trust
Series 2023-1, Class A1, 6.50%, 11/25/2053 (a)(c)	2,671,033	2,687,878
Series 2024-1, Class A1, 6.50%, 06/25/2054 (a)	2,892,653	2,906,918
Series 2026-1, Class A1, 5.25%, 02/25/2056 (a)(c)	1,500,000	1,489,276
PRKCM Trust, Series 2022-AFC2, Class M1, 6.11%, 08/25/2057 (a)(b)	3,080,000	3,080,862
Progress Residential Trust, Series 2021-SFR10, Class G, 4.86%, 12/17/2040 (a)	3,898,780	3,815,807
PRPM LLC
Series 2024-6, Class A1, 5.70%, 11/25/2029 (a)(c)	1,704,835	1,708,233
Series 2024-RCF2, Class A2, 3.75%, 03/25/2054 (a)(c)	1,758,000	1,728,448
RAAC Series, Series 2007-SP1, Class M3, 5.29% (1 mo. Term SOFR + 1.61%), 03/25/2037	2,638,751	2,271,004
Radnor RE Ltd.
Series 2023-1, Class M1A, 6.37% (30 day avg SOFR US + 2.70%), 07/25/2033 (a)	188,620	189,438
Series 2023-1, Class M1B, 8.02% (30 day avg SOFR US + 4.35%), 07/25/2033 (a)	1,250,000	1,283,681
RALI Trust
Series 2006-QS18, Class 1A1, 4.39% (1 mo. Term SOFR + 0.71%), 12/25/2036	1,815,139	1,595,150
Series 2008-QR1, Class 2A1, 4.29% (1 mo. Term SOFR + 0.61%), 09/25/2036	1,070,439	811,571
RAMP Trust, Series 2007-RS1, Class A3, 4.13% (1 mo. Term SOFR + 0.45%), 02/25/2037	9,723,687	2,119,934
RFSC Trust, Series 2002-RP1, Class A1, 4.65% (1 mo. Term SOFR + 0.97%), 03/25/2033 (a)	199,723	198,573
Rithm Capital Corp.
Series 2021-NQ2R, Class B1, 3.01%, 10/25/2058 (a)(b)	2,034,000	1,897,829
Series 2021-NQ2R, Class B2, 3.96%, 10/25/2058 (a)(b)	2,203,000	2,084,482
Saluda Grade Mortgage Funding LLC
Series 2025-LOC5, Class M1, 5.87% (1 mo. Term SOFR + 2.20%), 10/25/2055 (a)	2,000,000	2,021,305
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030 (a)(c)	1,242,128	1,250,539
Sequoia Mortgage Trust
Series 2024-1, Class B1, 5.59%, 01/25/2054 (a)(b)	1,926,068	1,942,356
Series 2025-2, Class A19, 6.00%, 03/25/2055 (a)(b)	1,649,330	1,669,173
Series 2025-5, Class A19, 6.00%, 06/25/2055 (a)(b)	2,319,386	2,347,291
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062 (a)(b)	717,262	717,613
Splitero Trust, Series 2025-1, Class A1, 5.75%, 12/25/2055 (a)(c)	3,000,000	3,006,099
Starwood Mortgage Residential Trust
Series 2020-3, Class B2, 4.75%, 04/25/2065 (a)(b)	1,460,000	1,329,349
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,000,000	967,566
Series 2021-SFR1, Class H, 8.22% (1 mo. Term SOFR + 4.56%), 04/17/2038 (a)	1,000,000	1,001,410
Series 2021-SFR2, Class H, 7.92% (1 mo. Term SOFR + 4.26%), 01/17/2039 (a)	746,643	737,116
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 3A1, 4.35%, 11/25/2035 (b)	14,170	13,176
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039 (a)(c)	1,200,000	1,203,762
Towd Point Mortgage Trust
Series 2019-1, Class B2, 3.74%, 03/25/2058 (a)(b)	4,000,000	3,278,362
Series 2019-HY1, Class B3, 5.94% (1 mo. Term SOFR + 2.26%), 10/25/2048 (a)	6,170,000	6,220,400
Series 2019-HY2, Class B2, 6.04% (1 mo. Term SOFR + 2.36%), 05/25/2058 (a)	1,000,000	1,014,341
Series 2019-HY2, Class B4, 6.04% (1 mo. Term SOFR + 2.36%), 05/25/2058 (a)	1,836,000	1,645,509
Series 2019-HY3, Class B1, 5.79% (1 mo. Term SOFR + 2.11%), 10/25/2059 (a)	3,704,000	3,869,877
Series 2019-HY3, Class B2, 5.79% (1 mo. Term SOFR + 2.11%), 10/25/2059 (a)	3,320,000	3,397,636
Series 2019-HY3, Class B3, 5.79% (1 mo. Term SOFR + 2.11%), 10/25/2059 (a)	1,106,000	1,035,160
Series 2019-HY3, Class B4, 5.79% (1 mo. Term SOFR + 2.11%), 10/25/2059 (a)	1,105,000	969,738
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064 (a)(b)	400,418	403,889
Series 2024-CES6, Class A2, 6.00%, 11/25/2064 (a)(c)	1,500,000	1,527,656
Unison Mortgage Trust, Series 2026-1, Class A, 6.00%, 02/25/2056 (a)(b)	2,000,000	1,950,541
Unlock Hea Trust
Series 2024-2, Class A, 6.50%, 10/25/2039 (a)	1,792,249	1,800,691
Series 2025-2, Class A, 6.00%, 11/25/2041 (a)	1,866,365	1,909,665
UWM Mortgage Trust, Series 2021-INV4, Class B4, 3.21%, 12/25/2051 (a)(b)	2,725,141	2,331,514
Verus Securitization Trust
Series 2021-5, Class B2, 3.94%, 09/25/2066 (a)(b)	2,000,000	1,544,806
Series 2021-8, Class B2, 4.33%, 11/25/2066 (a)(b)	795,000	675,632
Series 2021-R3, Class B2, 4.07%, 04/25/2064 (a)(b)	3,609,000	3,525,763
Series 2024-4, Class B2, 7.99%, 06/25/2069 (a)(b)	2,000,000	2,036,056
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-4, Class 1A5, 7.00%, 06/25/2037	4,457,612	2,401,540
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $201,973,320)		189,277,856

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 35.5%	Par	Value
A10 REIT LLC
Series 2025-FL6, Class D, 7.07% (1 mo. Term SOFR + 3.39%), 05/15/2042 (a)	4,000,000	4,014,951
Series 2025-FL6, Class E, 7.72% (1 mo. Term SOFR + 4.04%), 05/15/2042 (a)	2,000,000	2,007,460
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class E, 9.52%, 11/10/2029 (a)(b)	5,000,000	5,163,703
AXMF Re-REMIC Trust, Series 2025-SBRR1, Class C, 7.25%, 04/27/2058 (a)(b)	2,890,206	2,620,904
BANK-2022, Series 2022-BNK44, Class D, 4.00%, 11/15/2032 (a)(b)	2,050,000	1,660,348
BANK-2023, Series 2023-BNK46, Class D, 4.00%, 08/15/2056 (a)	1,430,000	1,166,902
BBCMS Trust
Series 2025-C35, Class C, 6.11%, 07/15/2058 (b)	2,000,000	2,074,684
Series 2025-C39, Class D, 4.50%, 12/15/2058 (a)	1,880,000	1,480,493
Benchmark Mortgage Trust
Series 2023-V3, Class D, 4.00%, 07/15/2056 (a)	1,440,000	1,305,103
Series 2025-B41, Class C, 6.14%, 07/15/2068	4,000,000	4,160,724
Series 2025-B41, Class D, 4.50%, 07/15/2068 (a)	5,689,000	4,694,654
Series 2025-V18, Class D, 4.50%, 10/15/2058 (a)	1,825,000	1,591,319
BX Trust, Series 2019-IMC, Class G, 7.31% (1 mo. Term SOFR + 3.65%), 04/15/2034 (a)	2,000,000	1,933,077
BXHPP Trust, Series 2021-FILM, Class B, 4.67% (1 mo. Term SOFR + 1.01%), 08/15/2036 (a)	1,100,000	1,028,547
CFK Trust, Series 2020-MF2, Class D, 3.35%, 03/15/2039 (a)	4,300,000	3,819,433
CRB Securitization Trust, Series 2025-CRE1, Class B, 5.17%, 09/15/2058 (a)(b)	5,326,000	5,158,052
Freddie Mac Mscr Trust Mn11, Series 2025-MN11, Class B1, 8.07% (30 day avg SOFR US + 4.40%), 07/25/2045 (a)	2,250,000	2,274,470
Freddie Mac Mscr Trust Mn12, Series 2025-MN12, Class B1, 8.17% (30 day avg SOFR US + 4.50%), 11/25/2045 (a)	4,000,000	4,081,975
Freddie Mac Mscr Trust Mn2, Series 2021-MN2, Class M2, 7.02% (30 day avg SOFR US + 3.35%), 07/25/2041 (a)	4,049,036	4,056,976
Freddie Mac Mscr Trust Mn7, Series 2023-MN7, Class B1, 12.52% (30 day avg SOFR US + 8.85%), 09/25/2043 (a)	2,282,000	2,658,997
Freddie Mac Mscr Trust Mn9, Series 2024-MN9, Class B1, 9.67% (30 day avg SOFR US + 6.00%), 10/25/2044 (a)	2,950,000	3,147,330
Greystone Commercial Real Estate Notes
Series 2024-HC3, Class B, 7.29% (1 mo. Term SOFR + 3.63%), 03/15/2041 (a)	2,075,000	2,081,103
Series 2024-HC3, Class D, 8.99% (1 mo. Term SOFR + 5.33%), 03/15/2041 (a)	2,725,000	2,738,377
GS Mortgage Securities Corp. II, Series 2024-MARK, Class D, 7.05% (1 mo. Term SOFR + 3.39%), 06/15/2034 (a)	3,150,000	3,144,511
Harvest Commercial Capital Loan Trust
Series 2024-1, Class M3, 7.55%, 10/25/2056 (b)	1,171,817	1,200,717
Series 2025-1, Class M4, 9.04%, 06/25/2057 (b)	2,964,051	3,097,085
Series 2025-1, Class M5, 9.04%, 06/25/2057 (b)	1,989,062	1,934,442
JP Morgan Chase Commercial Mortgage Securities
Series 2018-AON, Class A, 4.13%, 07/05/2031 (a)	5,846,000	5,430,945
Series 2018-PHH, Class B, 5.17% (1 mo. Term SOFR + 1.51%), 06/15/2035 (a)	3,750,000	2,015,625
Series 2021-NYAH, Class D, 5.56% (1 mo. Term SOFR + 1.90%), 06/15/2038 (a)	3,590,000	3,187,072
Mcp Holding Co. LLC, Series 2024-70P, Class E, 9.26%, 03/10/2041 (a)(b)	3,860,000	4,062,730
Morgan Stanley ABS Capital I, Inc.
Series 2021-230P, Class A, 4.94% (1 mo. Term SOFR + 1.28%), 12/15/2038 (a)	2,500,000	2,435,487
Series 2024-BPR2, Class A, 7.29%, 05/05/2029 (a)	3,749,743	3,979,041
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class C, 6.35%, 08/15/2058 (b)	2,946,000	3,121,309
Series 2025-C35, Class D, 4.50%, 08/15/2058 (a)	3,741,000	3,024,592
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	1,150,000	1,088,269
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class C, 4.39%, 01/05/2043 (a)(b)	1,875,000	1,564,472
Series 2015-5AVE, Class D, 4.39%, 01/05/2043 (a)(b)	4,940,000	3,872,703
SKY Trust 2025-LINE, Series 2025-LINE, Class D, 9.59% (1 mo. Term SOFR + 5.93%), 04/15/2042 (a)	2,193,854	2,213,674
Soho Trust, Series 2021-SOHO, Class B, 2.70%, 08/10/2038 (a)(b)	2,871,000	2,393,373
SYCA Commercial Mortgage Trust, Series 2025-WAG, Class G, 10.80%, 11/10/2042 (a)(b)	3,000,000	3,095,595
WB Commercial Mortgage Trust, Series 2024-HQ, Class D, 8.28%, 03/15/2040 (a)(b)	6,800,000	6,842,981
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-C65, Class C, 6.01%, 10/15/2058 (b)	3,416,000	3,461,518
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $124,718,894)		126,085,723

ASSET-BACKED SECURITIES - 4.2%	Par	Value
Apollo Aviation Securitization Equity Trust, Series 2024-1A, Class A2, 6.26%, 05/16/2049 (a)	2,286,628	2,392,795
AVANT Loans Funding Trust, Series 2024-REV1, Class B, 6.17%, 10/15/2033 (a)	4,300,000	4,313,876
Navigator Aircraft ABS Ltd., Series 2025-1, Class B, 5.89%, 10/15/2050 (a)	2,942,655	2,965,352
Sabey Data Center Issuer LLC, Series 2022-1, Class A2, 5.00%, 06/20/2047 (a)	2,820,000	2,810,665
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039 (a)	1,396,035	1,367,133
Volofin Finance Designated Activity Co., Series 2024-1A, Class A, 5.94%, 06/15/2037 (a)	1,119,472	1,138,579
TOTAL ASSET-BACKED SECURITIES (Cost $14,767,002)		14,988,400

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 1.5%	Par	Value
Fannie Mae Grantor Trust
Series 2003-T2, Class A1, 4.09% (30 day avg SOFR US + 0.39%), 03/25/2033	14,267	14,159
Series 2004-T3, Class 2A, 5.43%, 08/25/2043 (e)	16,939	17,080
Fannie Mae or Freddie Mac, Pool 000TBA, 5.00%, 03/15/2041 (f)	3,065,000	3,079,404
Fannie Mae Whole Loan, Series 2007-W8, Class 1A5, 6.60%, 09/25/2037 (e)	4,593	4,629
FARM Mortgage Trust, Series 2024-2, Class B, 5.58%, 08/01/2054 (a)(e)	2,178,501	1,991,050
Federal National Mortgage Association, Pool 888534, 5.00%, 08/01/2037	2,943	2,988
FNMA REMIC Trust, Series 2007-30, Class ZM, 4.25%, 04/25/2037 (g)	69,167	67,802
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $5,116,178)		5,177,112

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0% (h)	Par	Value
Federal National Mortgage Association, Series 2006-M1, Class IO, 0.22%, 03/25/2036 (b)(d)	398,388	9
Government National Mortgage Association
Series 2002-28, Class IO, 1.11%, 01/16/2042 (b)(d)	4,585	1
Series 2005-23, Class IO, 0.00%, 06/17/2045 (b)(d)	89,365	0	(i)
Series 2006-68, Class IO, 0.46%, 05/16/2046 (b)(d)	23,216	1
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $908)		11

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (j)	20,742,861	20,742,861
TOTAL MONEY MARKET FUNDS (Cost $20,742,861)		20,742,861

TOTAL INVESTMENTS - 100.4% (Cost $367,319,163)		356,271,963
Liabilities in Excess of Other Assets - (0.4)%		(1,529,838)
TOTAL NET ASSETS - 100%		$354,742,125

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $295,041,812 or 83.2% of the Fund’s net assets.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 28, 2026.

(c)	Step coupon bond. The rate disclosed is as of February 28, 2026.
(d)	Interest only security.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of February 28, 2026.

(f)	To-be-announced security.
(g)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of February 28, 2026.

(h)	Represents less than 0.05% of net assets.
(i)	Rounds to zero.
(j)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Medalist Partners MBS Total Return Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Residential Mortgage Backed Securities	$–	$189,277,856	$–	$189,277,856
Non-Agency Commercial Mortgage Backed Securities	–	126,085,723	–	126,085,723
Asset-Backed Securities	–	14,988,400	–	14,988,400
Agency Residential Mortgage-Backed Securities	–	5,177,112	–	5,177,112
Agency Commercial Mortgage Backed Securities	–	11	–	11
Money Market Funds	20,742,861	–	–	20,742,861
Total Investments	$20,742,861	$335,529,102	$–	$356,271,963

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of November 30, 2025	$5,066,685
Transfers out of Level 3	(5,066,685)
Ending balance as of February 28, 2026	$0
$0
Change in unrealized appreciation/depreciation still held as of February 28, 2026	$91,366
0